Analysis of Revenue by Segment	6 Months Ended
Jun. 30, 2020
Reportable Segments [Abstract]
Analysis of Revenue by Segment

Notes to the Interim Financial Statements

ANALYSIS OF REVENUE BY SEGMENT

	2020					2019

	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Reported	Adj Items[1]	Adjusted

Revenue	£m	£m	£m	£m	£m	£m	£m	£m
US	5,619	-	5,619	(146)	5,473	4,989	-	4,989
APME	2,137	-	2,137	15	2,152	2,405	-	2,405
AMSSA	1,749	-	1,749	248	1,997	2,015	-	2,015
ENA	2,766	-	2,766	46	2,812	2,761	(31)	2,730
Total Region	12,271	-	12,271	163	12,434	12,170	(31)	12,139

ADJUSTING ITEMS INCLUDED IN REVENUE

In 2019, adjusting items in revenue related to certain third-party contract manufacturing arrangements. The Group acquired and sold goods inclusive of excise, acquired from a third party under short-term arrangements, and then passed on to customers. This increased both revenue and cost of sales, with no impact to profit from operations but distorted operating margin. To better reflect the underlying performance of the Group, this uplift from excise in both revenue and cost of sales has been adjusted for, given the temporary nature of the arrangement. The arrangements either ceased in 2019 or were immaterial to the results of 2020 and have not been adjusted for in 2020.

ANALYSIS OF PROFIT FROM OPERATIONS AND DILUTED EARNINGS PER SHARE BY SEGMENT

	2020					2019

	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Reported	Adj Items[1]	Adjusted

Profit from Operations	£m	£m	£m	£m	£m	£m	£m	£m
US	2,619	182	2,801	(79)	2,722	2,249	234	2,483
APME	865	25	890	14	904	940	30	970
AMSSA	669	52	721	66	787	328	488	816
ENA	944	12	956	10	966	863	77	940
Total Region	5,097	271	5,368	11	5,379	4,380	829	5,209
Net finance costs	(786)	3	(783)	16	(767)	(773)	23	(750)
Associates and joint ventures	281	(15)	266	8	274	258	(29)	229
Profit before tax	4,592	259	4,851	35	4,886	3,865	823	4,688
Taxation	(1,054)	(93)	(1,147)	-	(1,147)	(971)	(216)	(1,187)
Non-controlling interests	(81)	(4)	(85)	(4)	(89)	(80)	(1)	(81)
Profit attributable to shareholders	3,457	162	3,619	31	3,650	2,814	606	3,420
Diluted number of shares (m)	2,294		2,294		2,294	2,291		2,291
Diluted earnings per share (pence)	150.7		157.8		159.1	122.8		149.3

Notes to the analysis of revenue and profit from operations above:

(1)	Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
(2)	CC: constant currency – measures are calculated based on a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.